Other Non-Interest Income	12 Months Ended
Dec. 31, 2022
Noninterest Income, Other [Abstract]
Other Non-Interest Income	OTHER NON-INTEREST INCOME
Other non-interest income for the years ended December 31 follows:

	2022	2021	2020
	(In thousands)
Investment and insurance commissions	$2,898	$2,603	$1,971
ATM fees	1,216	1,133	1,197
Bank owned life insurance	360	567	910
Other	6,263	5,089	3,443
Total other non-interest income	$10,737	$9,392	$7,521